Nuveen Missouri Quality Municipal Income
Fund
Portfolio of Investments August 31, 2024
(Unaudited)
NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 164.5% (100.0% of Total Investments)
X 45,097,103
MUNICIPAL BONDS - 164.5%  (100.0% of Total Investments) X 45,097,103
CONSUMER STAPLES - 4.2% (2.5% of Total Investments)
$ 1,055 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call $ 1,142,944
TOTAL CONSUMER STAPLES 1,142,944
EDUCATION AND CIVIC ORGANIZATIONS - 10.7% (6.5% of Total Investments)
410 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
9/24 at 100.00 410,366
600 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
9/24 at 100.00 600,011
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2015A, 4.000%, 10/01/42
10/25 at 100.00 999,129
500 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2019A, 5.000%, 10/01/46
4/29 at 100.00 524,045
115 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 93,375
210 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2019A, 4.000%, 10/01/39 - AGM Insured
10/29 at 100.00 210,733
100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
9/24 at 100.00 89,710
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 2,927,369
HEALTH CARE - 34.5% (21.0% of Total Investments)
300 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 5.000%, 8/01/30
8/26 at 100.00 274,635
210 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 210,753
400 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%,
3/01/36
3/27 at 100.00 414,338
300 Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017,
5.000%, 10/01/42
10/27 at 100.00 303,552
340 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2024, 5.000%, 2/15/41
2/33 at 100.00 367,420
250 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 242,717
750 (c) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB)
1/28 at 100.00 725,295
1,730 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
9/24 at 100.00 1,730,739
500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/33
11/25 at 100.00 506,475
390 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
9/24 at 100.00 379,550
550 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.250%, 11/15/48
11/24 at 100.00 547,775
650 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 5.000%, 11/15/42
11/27 at 100.00 666,877
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.500%, 12/01/48
12/33 at 100.00 1,125,026
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 943,344
350 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 334,614

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
$ 125 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 $ 105,904
600 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/46
11/25 at 100.00 588,885
TOTAL HEALTH CARE 9,467,899
HOUSING/SINGLE FAMILY - 0.1% (0.1% of Total Investments)
40 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-
2, 3.800%, 11/01/37
11/26 at 100.00 40,033
TOTAL HOUSING/SINGLE FAMILY 40,033
LONG-TERM CARE - 9.0% (5.5% of Total Investments)
100 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A, 5.250%, 5/15/37
5/27 at 100.00 96,576
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A:
400 5.000%, 2/01/36 2/26 at 100.00 406,081
500 5.000%, 2/01/46 2/26 at 100.00 503,293
100 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C, 4.000%, 2/01/48
2/29 at 100.00 90,651
350 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2024A, 5.250%, 2/01/54
2/34 at 100.00 369,662
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2012:
225 5.000%, 9/01/32 9/24 at 100.00 225,111
250 5.000%, 9/01/42 9/24 at 100.00 250,009
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/24 at 100.00 430,366
100 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 97,403
TOTAL LONG-TERM CARE 2,469,152
TAX OBLIGATION/GENERAL - 28.7% (17.4% of Total Investments)
Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018:
1,000 4.000%, 3/01/34 3/26 at 100.00 1,007,699
335 4.000%, 3/01/36 3/26 at 100.00 336,801
340 Clay County Reorganized School District R-II Smithville, Missouri, General
Obligation Bonds, Refunding Series 2015, 4.000%, 3/01/36
3/27 at 100.00 344,253
350 Fenton Missouri Fire Protection District, Missouri, General Obligation
Bonds, Series 2019, 4.000%, 3/01/39
3/27 at 100.00 351,622
200 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 209,387
500 Jefferson City School District, Missouri, General Obligation Bonds, Series
2023A, 5.500%, 3/01/43
3/32 at 100.00 558,972
225 Jefferson County School District R-1 Northwest, Missouri, General
Obligation Bonds, Direct Deposit Program Series 2023, 5.000%, 3/01/43
3/31 at 100.00 240,482
300 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A, 4.000%, 2/01/35
2/28 at 100.00 305,808
500 Lebanon School District R3, LaClede County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Series 2024, 4.000%, 3/01/44
3/34 at 100.00 499,546
1,250 Saint Charles County Francis Howell School District, Missouri, General
Obligation Bonds, Series 2022, 5.000%, 3/01/42
3/31 at 100.00 1,356,801
1,000 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Series 2023, 5.250%, 3/01/43
3/31 at 100.00 1,093,913
1,000 Valley Park Fire Protection District, Missouri, General Obligation Bonds,
Series 2019, 4.000%, 3/01/39
3/27 at 100.00 1,005,343

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 500 Webster Groves School District, Missouri, Crossover General Obligation
Bonds, Series 2024, 5.000%, 3/01/43
3/32 at 100.00 $ 544,095
TOTAL TAX OBLIGATION/GENERAL 7,854,722
TAX OBLIGATION/LIMITED - 39.6% (24.1% of Total Investments)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2019:
1,500 4.000%, 10/01/36 10/29 at 100.00 1,528,698
1,160 4.000%, 10/01/48 10/29 at 100.00 1,129,060
15 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
9/24 at 100.00 15,001
145 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library Project,
Series 2018, 4.000%, 3/01/35
3/26 at 100.00 145,876
215 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 215,566
294 (d) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28
9/24 at 100.00 61,686
Howard Bend Levee District, St. Louis County, Missouri, Levee District
Improvement Bonds, Series 2013B:
250 4.875%, 3/01/33 9/24 at 100.00 248,167
200 5.000%, 3/01/38 9/24 at 100.00 194,105
300 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
9/24 at 100.00 300,486
75 (e) Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26
No Opt. Call 74,495
500 Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project,
Refunding & Improvement Series 2016E, 5.000%, 4/01/40
4/25 at 100.00 502,126
325 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
9/24 at 100.00 325,271
400 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2024B, 4.000%, 9/01/45
9/33 at 100.00 391,060
Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B:
100 (e) 5.000%, 2/01/40 2/28 at 100.00 98,699
100 (e) 5.000%, 2/01/50 2/28 at 100.00 96,355
250 Marshall School District, Missouri, Certificates of Participation, Series 2023,
5.000%, 3/01/49 - BAM Insured
3/33 at 100.00 267,689
245 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of Branson - Branson Landing Project, Series 2015A, 4.000%,
6/01/34
9/24 at 100.00 245,067
155 Ozark R-6 School District, Christian County, Missouri, General Obligation
Bonds, Series 2023, 5.000%, 4/01/45
4/31 at 100.00 164,930
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
350 0.000%, 7/01/46 7/28 at 41.38 118,018
97 0.000%, 7/01/51 7/28 at 30.01 23,805
500 4.750%, 7/01/53 7/28 at 100.00 496,250
117 5.000%, 7/01/58 7/28 at 100.00 117,517
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
252 4.329%, 7/01/40 7/28 at 100.00 249,226
200 4.329%, 7/01/40 7/28 at 100.00 197,798
50 (e) Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Wentzville Parkway Regional Community
Improvement District Project, Series 2019B, 4.250%, 11/01/49
11/29 at 102.00 42,097
250 (e) Saint Louis County Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44
9/24 at 100.00 230,086

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 500 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%, 6/01/46
6/30 at 100.00 $ 506,276
1,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/49 - AGM Insured
10/30 at 100.00 1,036,273
600 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 600,221
125 (e) Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49
10/30 at 100.00 126,102
450 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 384,002
170 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 171,103
195 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 5.500%, 6/15/42
6/33 at 100.00 198,660
320 Wentzville, Missouri, Certificates of Participation, Series 2023, 5.000%,
3/01/37
3/33 at 100.00 356,833
TOTAL TAX OBLIGATION/LIMITED 10,858,604
TRANSPORTATION - 17.9% (10.9% of Total Investments)
450 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 462,448
2,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 2,048,424
1,265 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 1,300,892
1,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A, 5.250%, 7/01/49 - AGM Insured
7/34 at 100.00 1,104,746
TOTAL TRANSPORTATION 4,916,510
UTILITIES - 19.8% (12.0% of Total Investments)
500 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 490,766
Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B:
500 5.000%, 5/01/47 5/32 at 100.00 543,845
500 5.250%, 5/01/52 5/32 at 100.00 547,526
500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 565,913
500 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 503,087
500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/33
1/25 at 100.00 501,904
500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 502,083
500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 511,839
500 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project, Series 2022, 5.000%, 12/01/44
12/30 at 100.00 531,119
500 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project, Series 2024, 4.000%, 12/01/44
12/33 at 100.00 491,287

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 260 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 $ 230,501
TOTAL UTILITIES 5,419,870
TOTAL MUNICIPAL BONDS
(cost $45,080,661) 45,097,103
TOTAL LONG-TERM INVESTMENTS
(cost $45,080,661) 45,097,103
FLOATING RATE OBLIGATIONS - (2.2)%   (600,000)
MFP SHARES, NET - (65.0)% (f) (17,813,541)
OTHER ASSETS & LIABILITIES, NET - 2.7% 725,718
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 27,409,280
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 45,097,103 $ – $ 45,097,103
Total
$ – $ 45,097,103 $ – $ 45,097,103
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $667,834 or 1.5% of Total Investments.
(f) MFP Shares, Net as a percentage of Total Investments is 39.5%.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.